Revenues (Shedule of Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total Revenues	$ 663,237	$ 668,362	$ 672,458
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	587,477	594,817	599,634
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	75,760	73,545	72,824
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	456,504	474,286	479,031
Products [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	456,504	474,286	479,031
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	206,733	194,076	193,427
Services [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	130,973	120,531	120,603
Services [Member] | Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	75,760	73,545	72,824
Americas [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	409,741	413,326	411,536
Americas [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	251,589	263,212	257,547
Americas [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	158,152	150,114	153,989
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	147,162	148,279	137,924
EMEA [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	119,151	123,616	117,074
EMEA [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	28,011	24,663	20,850
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	106,334	106,757	122,998
Asia Pacific [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	85,764	87,458	104,410
Asia Pacific [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 20,570	$ 19,299	$ 18,588